Share-Based Payments (Details 4) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable	403,714	2,521,896	3,783,002
Exercise price of warrants	$ 1.75	$ 2.47
2012 August Financing Warrants
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable		0	536,250
Exercise price of warrants		$ 1.5
Expiration Date		Aug. 30, 2017
2013 Broker Warrants (Series D Financing)
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable		0	228,571
Exercise price of warrants		$ 1.75
Expiration Date		Jul. 05, 2018
2013 Broker Warrants (Convertible Note)
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable		0	114,285
Exercise price of warrants		$ 1.75
Expiration Date		Nov. 04, 2018
2014 Broker Warrants (Series E Financing)
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable	403,714	703,714	1,085,714
Exercise price of warrants	$ 1.75	$ 1.75
Expiration Date	Jan. 31, 2019	Jan. 31, 2019
2016 Warrants to SSS (Note 12)
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable	0	1,818,182	1,818,182
Exercise price of warrants	$ 2.75	$ 2.75
Expiration Date	Mar. 28, 2018	Mar. 28, 2018